Share-based Payments - Schedule of Activities in RSUs and RSAs Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Restricted Stock Units
Disclosure Of Share Based Payments [Line Items]
Number of Instruments, Beginning balance | shares	195,937	501,480	627,480
Instruments Granted | shares	14,383	80,920	176,080
Instruments Forfeited | shares	(15,991)	(85,903)	(140,000)
Instruments Released | shares	(93,946)	(300,560)	(162,080)
Number of Instruments, Ending balance | shares	100,383	195,937	501,480
Weighted average grant date fair value, Beginning balance | $	$ 42.46	$ 36.73	$ 32.78
Weighted average grant date fair value, Granted | $	168.24	59.63	41.85
Weighted average grant date fair value, Forfeited | $	34.93	37.43	30.38
Weighted average grant date fair value, Released | $	40.12	38.95	32.53
Weighted average grant date fair value, Ending balance | $	$ 63.87	$ 42.46	$ 36.73
Restricted Stock Awards
Disclosure Of Share Based Payments [Line Items]
Number of Instruments, Beginning balance | shares	61,880	0	79,360
Instruments Granted | shares	0	61,880	0
Instruments Forfeited | shares	0	0	0
Instruments Released | shares	0	0	(79,360)
Number of Instruments, Ending balance | shares	61,880	61,880	0
Weighted average grant date fair value, Beginning balance | $	$ 90.65	$ 0	$ 23.90
Weighted average grant date fair value, Granted | $	0	90.65	0
Weighted average grant date fair value, Forfeited | $	0	0	0
Weighted average grant date fair value, Released | $	0	0	23.90
Weighted average grant date fair value, Ending balance | $	$ 90.65	$ 90.65	$ 0